Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 14,034	$ 16,340
Revenue	252,497	305,338
Operating Income (Loss)	(21,989)	(21,393)
Income from investments accounted for by the equity method	24,047	26,741
Disposal Group, Including Discontinued Operation, Operating Income (Loss) From Discontinued Operations		(147)
Operating Segments
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	14,154	16,385
Revenue	414,237	486,223
Operating Income (Loss)	8,473	12,821
Income from investments accounted for by the equity method	24,047	26,741
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	(120)	(45)
Revenue	(161,740)	(180,885)
Operating Income (Loss)	(30,462)	(34,214)
Income from investments accounted for by the equity method	0	0
OEM
Segment Reporting Information [Line Items]
Revenue	51,580	33,947
OEM | Operating Segments
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	8,225	9,510
Revenue	149,632	164,692
Operating Income (Loss)	(21,214)	(12,746)
Income from investments accounted for by the equity method	273	155
IAM | Operating Segments
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	5,562	6,605
Revenue	102,865	140,646
Operating Income (Loss)	6,624	11,882
Income from investments accounted for by the equity method	0	0
Corporate Segment | Operating Segments
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	247	225
Revenue	0	0
Operating Income (Loss)	(7,399)	(20,529)
Income from investments accounted for by the equity method	23,774	26,586
Cummins Westport, Inc. | Operating Segments
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	120	45
Revenue	161,740	180,885
Operating Income (Loss)	30,462	34,214
Income from investments accounted for by the equity method	$ 0	$ 0